Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

March 4, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Elevation Series Trust (the “Trust”) (File Nos. 333-265972 and 811-23812)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies the following:

1.	that the form of prospectus and statement of additional information for each series of the Trust as identified in Exhibit A below, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 95 to the Form N-1A Registration Statement filed by the Company on February 27, 2026, which is the most recent amendment to such registration statement and became effective February 27, 2026; and

2.	that the text of Post-Effective Amendment No. 95 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 27, 2026.

Very Truly Yours,

/s/ Nicholas Adams

Nicholas Adams

Secretary

Exhibit A

SRH U.S. Quality GARP ETF (“SRHQ”)

SRH REIT Covered Call ETF (“SRHR”)

TrueShares Quarterly Bull Hedge ETF (“QBUL”)

TrueShares Quarterly Bear Hedge ETF (“QBER”)

TrueShares Seasonality Laddered Buffered ETF (“ONEZ”)

Polen International Dividend Income ETF (fka The Opal International Dividend Income ETF) (“IDVZ”)

TrueShares ConVex Protect ETF (“PVEX”)

Clough Hedged Equity ETF (“CBLS”)

Clough Select Equity ETF (“CBSE”)